Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Entity File Number	001-31556
Entity Registrant Name	FAIRFAX FINANCIAL HOLDINGS LTD/ CAN
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	6331
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	95 Wellington Street West
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2N7
City Area Code	416
Local Phone Number	367-4941
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0000915191
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada
Auditor Firm ID	271
Fairfax subordinate voting shares
Document Information
Entity Common Stock, Shares Outstanding	20,107,316
Multiple voting shares
Document Information
Entity Common Stock, Shares Outstanding	1,548,000
Business Contact
Document Information
Contact Personnel Name	Fairfax (US) Inc.
Entity Address, Address Line One	401 East Corporate Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75057
City Area Code	972
Local Phone Number	318-6100